Note 15 - Commitments - Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
2022, operating	$ 169,000
2022, finance	385,000
2023, operating	169,000
2023, finance	385,000
2024, operating	169,000
2024, finance	385,000
2025, operating	169,000
2025, finance	385,000
2026, operating	134,000
2026, finance	389,000
2026 and thereafter, operating	122,000
2026 and thereafter, finance	3,726,000
Total undiscounted cash flows, operating	932,000
Total undiscounted cash flows, finance	5,655,000
Impact of present value discount, operating	(54,000)
Impact of present value discount, finance	(1,002,000)
Finance Lease, Liability, Total	4,653,000
Accrued Interest Payable and Other Liabilities [Member]
Operating Lease, Liability, Total	$ 878,000	$ 746,000